OPERATING LEASES - Maturity Table (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payment to be Received, Year One	$ 66,976
Lessor, Operating Lease, Payment to be Received, Year Two	49,282
Lessor, Operating Lease, Payment to be Received, Year Three	29,412
Lessor, Operating Lease, Payment to be Received, Year Four	16,502
Lessor, Operating Lease, Payment to be Received, Year Five	7,143
Lessor, Operating Lease, Payment to be Received, after Year Five	1,437
Lessor, Operating Lease, Payments to be Received, Total	$ 170,752